As filed with the Securities and Exchange Commission on August 28, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2015

Item 1. Schedule of Investments.

HODGES FUND

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 84.8%
Air Transportation: 9.0%
195,000	Delta Air Lines, Inc.	$8,010,600
280,000	Southwest Airlines Co.	9,265,200
210,000	United Continental Holdings, Inc. *	11,132,100
		28,407,900
Automotive Retail: 1.6%
100,000	Penske Automotive Group, Inc.	5,211,000
Basic Materials Manufacturing: 7.5%
450,000	Builders FirstSource, Inc. *	5,778,000
210,000	Eagle Materials, Inc.	16,029,300
70,000	Summit Materials, Inc. *	1,785,000
		23,592,300
Computer & Electronic Products: 2.9%
150,000	Cisco Systems, Inc.	4,119,000
50,000	NXP Semiconductors NV *	4,910,000
		9,029,000
Construction: 7.3%
377,500	DR Horton, Inc.	10,328,400
500,000	Primoris Services Corp.	9,900,000
145,000	Pulte Group, Inc.	2,921,750
		23,150,150
Depository Credit Intermediation: 2.4%
120,000	Texas Capital BancShares, Inc. *	7,468,800
Food & Beverage Manufacturing: 2.5%
185,000	Tyson Foods, Inc.	7,886,550
Food Services: 3.5%
1,720,000	Luby's, Inc. *,1,2	8,342,000
194,800	Rocky Mountain Chocolate Factory, Inc. 2	2,565,516
		10,907,516
Industrial Wholesale: 1.2%
110,000	HD Supply Holdings, Inc. *	3,869,800
Internet Services: 3.5%
95,000	Facebook, Inc. *	8,147,675
200,300	PFSweb, Inc. *	2,776,158
		10,923,833
Manufacturing: 3.2%
953,100	The Dixie Group, Inc. *,1,2	10,007,550
Mining, Oil & Gas Extraction: 14.8%
1,880,000	Comstock Resources, Inc. 1	6,260,400
233,000	Helmerich & Payne, Inc.	16,407,860
3,545,300	Hercules Offshore, Inc. *	828,891
800,000	Hyperdynamics Corp. *,2	720,000
650,000	Matador Resources Co. *	16,250,000
280,000	Panhandle Oil and Gas, Inc.	5,793,200
206,461	Torchlight Energy Resources, Inc. *	462,473

		46,722,824
Nursing & Residential Care Facilities: 1.8%
140,000	Envision Healthcare Holdings, Inc. *	5,527,200
Pharmaceuticals: 1.6%
294,050	Supernus Pharmaceuticals, Inc. *	4,992,969
Publishing Industries: 1.5%
846,950	A.H. Belo Corp. - Class A 1,2	4,742,920
Rental & Leasing: 1.5%
55,000	United Rentals, Inc. *	4,819,100
Retail Trade: 13.1%
110,000	Boot Barn Holdings, Inc. *	3,520,000
30,000	Costco Wholesale Corp.	4,051,800
107,500	The Home Depot, Inc.	11,946,475
1,500,000	J.C. Penney Co., Inc. *	12,705,000
50,000	Kohl's Corp.	3,130,500
40,000	Ulta Salon Cosmetics & Fragrance, Inc. *	6,178,000
		41,531,775
Transportation Equipment: 5.9%
709,800	Trinity Industries, Inc.	18,760,014
TOTAL COMMON STOCKS
(Cost $268,267,669)		267,551,201
PARTNERSHIPS & TRUSTS: 11.8%
Land Ownership & Leasing: 11.8%
248,083	Texas Pacific Land Trust 1,2	37,334,011
TOTAL PARTNERSHIPS & TRUSTS
(Cost $7,354,738)		37,334,011

Contracts
(100 shares per contract)
CALL OPTIONS PURCHASED: 3.6%
Apparel Manufacturing: 0.5%
250	Skechers U.S.A., Inc. Expiration: July 2015, Exercise Price: $50.00*	1,488,750
Computer & Electronic Products: 0.7%
750	Apple, Inc. Expiration: October 2015, Exercise Price: $100.00*	1,936,875
225	NXP Semiconductors NV Expiration: January 2016, Exercise Price: $105.00*	162,000
		2,098,875
Household Goods: 0.4%
250	Whirlpool Corp. Expiration: September 2015, Exercise Price: $195.00*	37,875
400	Expiration: December 2015, Exercise Price: $155.00*	916,000
150	Expiration: January 2016, Exercise Price: $150.00*	422,250
		1,376,125

Retail Trade: 1.9%
225	Amazon.com, Inc. Expiration: July 2015, Exercise Price: $315.00*	2,683,687
185	Expiration: January 2016, Exercise Price: $355.00*	1,683,038
400	Ulta Salon Cosmetics & Fragrance, Inc. Expiration: September 2015, Exercise Price: $115.00*	1,582,000
		5,948,725
Transportation Equipment: 0.1%
500	Wabtec Corp. Expiration: October 2015, Exercise Price: $90.00*	385,000
TOTAL CALL OPTIONS PURCHASED
(Cost $9,617,762)		11,297,475

Shares
SHORT-TERM INVESTMENTS: 0.0%
Money Market Fund: 0.0%
13	Fidelity Money Market Portfolio - Select Class , 0.059% 3	13
TOTAL SHORT-TERM INVESTMENTS
(Cost $13)		13
TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $285,240,182)		316,182,700
Liabilities in Excess of Other Assets: (0.2)%		(602,866)
TOTAL NET ASSETS: 100.0%		$315,579,834

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance March 31, 2015	Purchases	Sales	Share Balance June 30, 2015	Realized Gain (Loss)	Dividend Income	Value June 30, 2015	Acquisition Cost
A.H. Belo Corp.- Class A	846,950	-	-	846,950	$-	$67,756	$4,742,920	$4,139,991
Comstock Resources, Inc.	1,600,000	280,000	-	1,880,000	$-	$-	$6,260,400	$10,114,872
The Dixie Group, Inc.	953,100	-	-	953,100	$-	$-	$10,007,550	$8,881,306
Luby's, Inc.	1,950,000	-	230,000	1,720,000	$(438,101)	$-	$8,342,000	$12,227,484
Texas Pacific Land Trust	259,659	-	11,576	248,083	$1,446,684	$-	$37,334,011	$7,354,738

2	A portion of this security is considered illiquid. As of June 30, 2015, the total market value of the investments considered illiquid was $45,768,671 or 14.5% of total net assets.
3	Seven-day yield as of June 30, 2015.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Cost of investments	$285,417,677
Gross unrealized appreciation	65,850,551
Gross unrealized depreciation	(35,085,528)
Net unrealized appreciation	$30,765,023

~~+~~Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Hodges Fund
Summary of Fair Value Exposure at June 30, 2015 (Unaudited)

The Hodges Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2015. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$267,551,201	$-	$-	$267,551,201
Partnerships & Trusts	37,334,011	-	-	37,334,011
Call Options Purchased	-	11,297,475	-	11,297,475
Short-Term Investments	13	-	-	13
Total Investments	$304,885,225	$11,297,475	$-	$316,182,700

The Hodges Fund (the "Fund") has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.
The Fund may invest in options on equities, debt, and stock indices (collectively, “options”).  The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, and to effect closing transactions.

The average number of options contracts held by the Fund during the period at fiscal quarter ends was 3,335.  The following table presents the fair value of derivative instruments, held long or sold short by the Fund, at June 30, 2015:

	Fair Value - Long Positions		Fair Value - Short Positions		Net Unrealized Gain/(Loss) on
Options Contracts	Assets	Liabilities	Assets	Liabilities	Open Positions
Equity Contracts: Call Options Purchased	$11,297,475	$-	$-	$-	$1,679,713

HODGES SMALL CAP FUND

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 90.7%
Advertising & Public Relations: 0.2%
1,382,724	Tremor Video, Inc. *,2	$4,023,727
Air Transportation: 3.1%
1,000,000	American Airlines Group, Inc.	39,935,000
994,000	Controladora Vuela Cia De Aviacion SAB de CV - ADR *,2	11,868,360
237,493	Spirit Airlines, Inc. *	14,748,315
		66,551,675
Apparel Manufacturing: 2.8%
440,000	G-III Apparel Group Ltd. *	30,954,000
100,000	Skechers U.S.A., Inc. *	10,979,000
925,000	Tumi Holdings, Inc. *	18,981,000
		60,914,000
Automotive Retail: 3.4%
80,000	Group 1 Automotive, Inc.	7,266,400
380,000	Lithia Motors, Inc.	43,000,800
370,000	Monro Muffler Brake, Inc.	22,999,200
		73,266,400
Basic Materials Manufacturing: 9.2%
1,200,000	Commercial Metals Co.	19,296,000
450,000	Eagle Materials, Inc.	34,348,500
500,000	Encore Wire Corp.	22,145,000
1,575,000	Graphic Packaging Holding Co.	21,939,750
1,200,000	KapStone Paper & Packaging Corp.	27,744,000
1,200,000	Mueller Water Products, Inc.	10,920,000
657,000	TimkenSteel Corp.	17,732,430
750,000	U.S. Concrete, Inc. *,1,2	28,417,500
750,000	United States Steel Corp.	15,465,000
		198,008,180
Broadcasting: 0.6%
1,515,500	Entravision Communications Corp.	12,472,565
Business Support Services: 2.6%
400,000	Cardtronics, Inc. *	14,820,000
425,000	Heartland Payment Systems, Inc.	22,971,250
700,000	Trinet Group, Inc. *	17,745,000
		55,536,250
Computer & Electronic Products: 6.2%
350,000	Cree, Inc. *	9,110,500
1,000,000	Diodes, Inc. *,2	24,110,000
370,000	FARO Technologies, Inc. *	17,279,000
1,366,900	Interphase Corp. *,1,2	1,052,513
1,150,000	Nimble Storage, Inc. *	32,269,000
360,000	Stratasys Ltd. *	12,574,800
350,000	Super Micro Computer, Inc. *	10,353,000
300,000	Synaptics, Inc. *	26,020,500
		132,769,313

Construction: 1.2%
1,300,000	Primoris Services Corp.	25,740,000
Depository Credit Intermediation: 4.6%
800,000	Hilltop Holdings, Inc. *	19,272,000
659,037	Independent Bank Group, Inc.2	28,272,687
1,100,000	Legacy Texas Financial Group, Inc.	33,220,000
310,000	Texas Capital BancShares, Inc. *	19,294,400
		100,059,087
Electrical Equipment: 2.0%
400,000	Greatbatch, Inc. *	21,568,000
230,000	Littelfuse, Inc.	21,824,700
		43,392,700
Employment Services: 1.3%
420,000	Team Health Holdings, Inc. *	27,438,600
Financial Services: 0.3%
150,000	Blackhawk Network Holdings, Inc. *	6,180,000
Food & Beverage Manufacturing: 1.1%
1,000,000	Pilgrim's Pride Corp.	22,970,000
Food & Beverage Products: 0.6%
1,800,000	Boulder Brands, Inc. *	12,492,000
Food Services: 4.5%
600,000	Brinker International, Inc.	34,590,000
210,000	Cracker Barrel Old Country Store, Inc.	31,323,600
500,000	Popeyes Louisiana Kitchen, Inc. *	29,995,000
		95,908,600
Freight Transportation: 2.7%
1,000,000	Marten Transport Ltd.	21,700,000
300,000	Saia, Inc. *	11,787,000
1,100,000	Swift Transportation Co. *	24,937,000
		58,424,000
Furniture Manufacturing: 1.1%
1,300,000	Steelcase, Inc.	24,583,000
General Manufacturing: 2.5%
900,000	Cooper Tire & Rubber Co.	30,447,000
250,000	Esterline Technologies Corp. *	23,835,000
		54,282,000
Health Care Facilities: 1.1%
325,000	Amsurg Corp. *	22,733,750
Hotels, Restaurants & Leisure: 2.7%
1,098,000	Intrawest Resorts Holdings, Inc. *,2	12,758,760
800,000	La Quinta Holdings, Inc. *	18,280,000
250,000	Vail Resorts, Inc.	27,300,000
		58,338,760
Household Goods: 1.1%
240,000	Spectrum Brands Holdings, Inc.	24,477,600
Internet Services: 2.0%
1,643,000	Gogo, Inc. *	35,209,490
640,000	Points International Ltd. *,2	7,955,200
		43,164,690
Investment Management: 1.1%
1,050,000	Wisdomtree Investments, Inc.	23,063,250

Machinery: 2.1%
500,000	AGCO Corp.	28,390,000
300,000	Alamo Group, Inc.2	16,392,000
		44,782,000
Medical Equipment & Supplies Manufacturing: 4.2%
760,000	Natus Medical, Inc. *	32,345,600
600,000	NuVasive, Inc. *	28,428,000
440,000	STERIS Corp.	28,353,600
		89,127,200
Mining, Oil & Gas Extraction: 6.0%
675,000	Bonanza Creek Energy, Inc. *	12,318,750
1,900,000	Comstock Resources, Inc. 1	6,327,000
245,000	Diamondback Energy, Inc. *	18,468,100
345,500	EnLink Midstream, LLC	10,741,595
1,500,000	Hercules Offshore, Inc. *	350,700
1,178,000	Matador Resources Co. *	29,450,000
1,000,000	Memorial Resource Development Corp. *	18,970,000
1,120,000	RSP Permian, Inc. *	31,483,200
		128,109,345
Movie Production & Theaters: 1.5%
800,000	Cinemark Holdings, Inc.	32,136,000
Non-Depository Credit Intermediation: 0.2%
200,000	Nationstar Mortgage Holdings, Inc. *	3,360,000
Petroleum Products: 0.6%
1,100,000	Aegean Marine Petroleum Network, Inc.	13,596,000
Pharmaceuticals: 3.4%
1,000,000	Depomed, Inc. *	21,460,000
1,475,000	Horizon Pharma PLC *	51,241,500
		72,701,500
Recreation: 1.3%
1,200,000	ClubCorp Holdings, Inc.	28,656,000
Retail Trade: 6.6%
1,600,000	American Eagle Outfitters, Inc.	27,552,000
400,000	Casey's General Stores, Inc.	38,296,000
560,000	CST Brands, Inc.	21,873,600
420,000	Hibbett Sports, Inc. *	19,563,600
1,160,895	Shoe Carnival, Inc. 1,2	33,503,430
		140,788,630
Scientific Research & Development Services: 1.2%
375,000	Charles River Laboratories International, Inc. *	26,377,500
Software Publishers: 3.0%
500,000	Blackbaud, Inc.	28,475,000
880,000	Fortinet, Inc. *	36,370,400
		64,845,400
Transportation & Warehousing: 1.0%
1,350,000	Diana Shipping, Inc. *	9,517,500
150,000	Kirby Corp. *	11,499,000
		21,016,500
Transportation Equipment: 1.6%
1,300,000	Trinity Industries, Inc.	34,359,000
TOTAL COMMON STOCKS
(Cost $1,658,773,345)		1,946,645,222
PARTNERSHIPS & TRUSTS: 3.5%

Land Ownership & Leasing: 1.4%
205,300	Texas Pacific Land Trust 1,2	30,895,597
Real Estate Investment Trusts: 2.1%
2,500,000	FelCor Lodging Trust, Inc.	24,700,000
600,000	The GEO Group, Inc.	20,496,000
		45,196,000
TOTAL PARTNERSHIPS & TRUSTS
(Cost $48,417,742)		76,091,597

Principal Amount
U.S. TREASURY BILLS: 0.2%
$3,200,000	United States Treasury Bill 0.030%, 07/30/15 3	3,199,962
TOTAL U.S. TREASURY BILLS
(Cost $3,199,923)		3,199,962

Shares
SHORT-TERM INVESTMENTS: 6.8%
Money Market Funds: 6.8%
84,506,192	Fidelity Money Market Portfolio - Select Class , 0.059% 4	84,506,192
62,333,859	Invesco Short-Term Portfolio - Institutional Class, 0.070% 4	62,333,859
		146,840,051
TOTAL SHORT-TERM INVESTMENTS
(Cost $146,840,051)		146,840,051
TOTAL INVESTMENTS IN SECURITIES: 101.2%
(Cost $1,857,231,061)		2,172,776,832
Liabilities in Excess of Other Assets: (1.2)%		(26,285,110)
TOTAL NET ASSETS: 100.0%		$2,146,491,722

*	Non-income producing security.
ADR	American Depositary Receipt
1	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance March 31, 2015	Purchases	Sales	Share Balance June 30, 2015	Realized Gain (Loss)	Dividend Income	Value June 30, 2015	Acquisition Cost
Comstock Resources, Inc.	1,700,000	200,000	-	1,900,000	$-	$-	$6,327,000	$16,535,288
Interphase Corp.	1,367,000	43,254	43,354	1,366,900	$(73,437)	$-	$1,052,513	$3,276,148
Shoe Carnival, Inc.	1,190,000	-	29,105	1,160,895	$364,630	$71,400	$33,503,430	$23,897,522
Texas Pacific Land Trust	205,300	-	-	205,300	$-	$-	$30,895,597	$14,354,989
U.S. Concrete, Inc.	750,000	-	-	750,000	$-	$-	$28,417,500	$18,335,011

2	A portion of this security is considered illiquid. As of June 30, 2015, the total market value of the investments considered illiquid was $81,018,566 or 3.8% of total net assets.
3	Coupon represents the yield to maturity.
4	Seven-day yield as of June 30, 2015.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Cost of investments	$1,857,598,864
Gross unrealized appreciation	423,642,609
Gross unrealized depreciation	(108,464,641)
Net unrealized appreciation	$315,177,968

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Hodges Small Cap Fund
Summary of Fair Value Exposure at June 30, 2015 (Unaudited)

The Hodges Small Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2015. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,946,645,222	$-	$-	$1,946,645,222
Partnerships & Trusts	76,091,597	-	-	76,091,597
U.S. Treasury Bills	–	3,199,962	-	3,199,962
Short-Term Investments	146,840,051	-	-	146,840,051
Total Investments	$2,169,576,870	$3,199,962	$-	$2,172,776,832

HODGES SMALL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 89.2%
Air Transportation: 2.0%
140,000	Controladora Vuela Cia De Aviacion SAB de CV - ADR *	$1,671,600
Automotive Retail: 1.2%
9,000	Lithia Motors, Inc.	1,018,440
Basic Materials Manufacturing: 9.5%
110,000	Commercial Metals Co.	1,768,800
25,000	Encore Wire Corp.	1,107,250
65,000	KapStone Paper & Packaging Corp.	1,502,800
26,000	Masonite International Corp. *	1,822,860
40,000	U.S. Concrete, Inc. *,1	1,515,600
		7,717,310
Broadcasting: 2.5%
90,000	The E.W. Scripps Co.	2,056,500
Business Support Services: 1.2%
35,000	ARC Document Solutions, Inc. *	266,350
20,000	Cardtronics, Inc. *	741,000
		1,007,350
Computer & Electronic Products: 4.3%
200,000	ARI Network Services, Inc. *,2	626,000
100,000	Cohu, Inc.	1,323,000
150,000	ID Systems, Inc. *	915,000
80,000	Skullcandy, Inc. *	613,600
		3,477,600
Construction: 4.7%
100,000	LGI Homes, Inc. *	1,978,000
90,000	Orion Marine Group, Inc. *	649,800
60,000	Primoris Services Corp.	1,188,000
		3,815,800
Depository Credit Intermediation: 8.3%
30,000	Berkshire Hills Bancorp, Inc.	854,400
35,000	Customers Bancorp, Inc. *	941,150
65,100	Hilltop Holdings, Inc. *	1,568,259
75,000	Legacy Texas Financial Group, Inc.	2,265,000
75,000	Veritex Holdings, Inc. *	1,120,125
		6,748,934
Food & Beverage Manufacturing: 1.4%
50,000	Pilgrim's Pride Corp.	1,148,500
Food Services: 0.9%
350,000	Cosi, Inc. *	703,500
Freight Transportation: 3.7%
80,000	Marten Transport Ltd.	1,736,000
55,000	Swift Transportation Co. *	1,246,850
		2,982,850
Funeral Services: 1.8%
60,000	Carriage Services, Inc.	1,432,800

Furniture Manufacturing: 0.6%
40,000	Kimball International, Inc.	486,400
General Manufacturing: 1.8%
43,000	Cooper Tire & Rubber Co.	1,454,690
Insurance: 3.5%
20,000	Hallmark Financial Services, Inc. *	227,600
59,977	State National Cos., Inc.	649,551
50,000	Stewart Information Services Corp.	1,990,000
		2,867,151
Machinery: 1.3%
20,000	Alamo Group, Inc.	1,092,800
Manufacturing: 1.8%
140,000	The Dixie Group, Inc. *,1	1,470,000
Mining, Oil & Gas Extraction: 3.9%
10,000	Diamondback Energy, Inc. *	753,800
80,000	Oasis Petroleum, Inc. *	1,268,000
100,000	Synergy Resources Corp. *	1,143,000
		3,164,800
Motion Picture and Video Industries: 1.6%
50,000	Carmike Cinemas, Inc. *	1,327,000
Motor Vehicle Parts Manufacturing: 4.0%
90,000	Superior Industries International, Inc.	1,647,900
130,000	Wabash National Corp. *	1,630,200
		3,278,100
Movie Production & Theaters: 1.7%
35,000	Cinemark Holdings, Inc.	1,405,950
Pharmaceuticals: 3.8%
60,000	Horizon Pharma PLC *	2,084,400
60,000	Supernus Pharmaceuticals, Inc. *	1,018,800
		3,103,200
Recreation: 2.3%
80,000	ClubCorp Holdings, Inc.	1,910,400
Retail Trade: 15.7%
140,000	American Eagle Outfitters, Inc.	2,410,800
100,000	Francesca's Holdings Corp. *	1,347,000
165,000	J.C. Penney Co., Inc. *	1,397,550
100,000	MarineMax, Inc. *	2,351,000
66,000	Shoe Carnival, Inc. 1	1,904,760
140,000	Sportsman's Warehouse Holdings, Inc. *	1,591,800
100,000	Stage Stores, Inc.	1,753,000
		12,755,910
Telecommunications: 1.6%
140,000	Internap Corp. *	1,295,000
Transportation & Warehousing: 1.5%
170,000	Diana Shipping, Inc. *	1,198,500
Transportation Equipment: 2.6%
80,000	Trinity Industries, Inc.	2,114,400
TOTAL COMMON STOCKS
(Cost $71,118,308)		72,705,485
PARTNERSHIPS & TRUSTS: 1.2%
Real Estate Investment Trusts: 1.2%
30,000	The GEO Group, Inc.	1,024,800

TOTAL PARTNERSHIPS & TRUSTS
(Cost $1,059,422)		1,024,800
SHORT-TERM INVESTMENTS: 11.9%
Money Market Funds: 11.9%
3,167,000	Fidelity Money Market Portfolio - Select Class , 0.059% 3	3,167,000
6,501,474	Invesco Short-Term Portfolio - Institutional Class, 0.070% 3	6,501,474
		9,668,474
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,668,474)		9,668,474
TOTAL INVESTMENTS IN SECURITIES: 102.3%
(Cost $81,846,204)		83,398,759
Liabilities in Excess of Other Assets: (2.3)%		(1,905,004)
TOTAL NET ASSETS: 100.0%		$81,493,755

ADR	American Depositary Receipt
*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance March 31, 2015	Purchases	Sales	Share Balance June 30, 2015	Realized Gain (Loss)	Dividend Income	Value June 30, 2015	Acquisition Cost
The Dixie Group, Inc.	65,000	81,000	6,000	140,000	$(8,987)	$-	$1,470,000	$1,398,330
Shoe Carnival, Inc.	30,000	51,000	15,000	66,000	$138,222	$1,800	$1,904,760	$1,730,770
U.S. Concrete, Inc.	22,000	20,000	2,000	40,000	$21,931	$-	$1,515,600	$1,243,894

2	A portion of this security is considered illiquid. As of June 30, 2015, the total market value of the investments considered illiquid was $318,593 or 0.4% of total net assets.
3	Seven-day yield as of June 30, 2015.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Cost of investments	$81,908,873
Gross unrealized appreciation	4,261,056
Gross unrealized depreciation	(2,771,170)
Net unrealized appreciation	$1,489,886

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Hodges Small Intrinsic Value Fund
Summary of Fair Value Exposure at June 30, 2015 (Unaudited)

The Hodges Small Intrinsic Value Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2015. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$72,705,485	$-	$-	$72,705,485
Partnerships & Trusts	1,024,800	-	-	1,024,800
Short-Term Investments	9,668,474	-	-	9,668,474
Total Investments	$83,398,759	$-	$-	$83,398,759

HODGES SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 94.6%
Aerospace & Defense: 3.0%
10,000	Spirit AeroSystems Holdings, Inc. *	$551,100
Air Transportation: 3.1%
9,000	Alaska Air Group, Inc.	579,870
Apparel Manufacturing: 1.5%
4,000	G-III Apparel Group Ltd. *	281,400
Automotive Retail: 2.0%
7,000	Penske Automotive Group, Inc.	364,770
Basic Materials Manufacturing: 5.7%
20,000	Commercial Metals Co.	321,600
7,000	Eagle Materials, Inc.	534,310
8,000	Summit Materials, Inc. *	204,000
		1,059,910
Building Materials: 2.5%
11,000	Owens Corning	453,750
Computer & Electronic Products: 6.0%
5,000	Arrow Electronics, Inc. *	279,000
8,000	Skyworks Solutions, Inc.	832,800
		1,111,800
Construction: 2.7%
18,000	DR Horton, Inc.	492,480
Depository Credit Intermediation: 3.0%
7,000	Cullen/Frost Bankers, Inc.	550,060
Finance & Insurance: 2.0%
6,500	Lazard Ltd.	365,560
Food & Beverage Manufacturing: 2.5%
20,000	Pilgrim's Pride Corp.	459,400
Food Services: 5.4%
10,000	Brinker International, Inc.	576,500
5,000	Red Robin Gourmet Burgers, Inc. *	429,100
		1,005,600
Funeral Services: 2.1%
16,000	Carriage Services, Inc.	382,080
General Manufacturing: 4.5%
4,000	Esterline Technologies Corp. *	381,360
8,500	Jarden Corp. *	439,875
		821,235
Household Goods: 6.1%
6,000	Spectrum Brands Holdings, Inc.	611,940
3,000	Whirlpool Corp.	519,150
		1,131,090
Mining, Oil & Gas Extraction: 6.2%
50,000	Callon Petroleum Co. *	416,000
6,000	Diamondback Energy, Inc. *	452,280
5,000	Murphy U.S.A., Inc. *	279,100
		1,147,380

Movie Production & Theaters: 2.8%
13,000	Cinemark Holdings, Inc.	522,210
Nursing & Residential Care Facilities: 2.4%
11,000	Envision Healthcare Holdings, Inc. *	434,280
Pharmaceuticals: 7.4%
12,000	Depomed, Inc. *	257,520
12,000	Flamel Technologies SA - ADR *	254,280
50,000	Supernus Pharmaceuticals, Inc. *	849,000
		1,360,800
Rental & Leasing: 1.9%
4,000	United Rentals, Inc. *	350,480
Retail Trade: 14.3%
5,000	Casey's General Stores, Inc.	478,700
5,000	Foot Locker, Inc.	335,050
18,500	MarineMax, Inc. *	434,935
3,000	O'Reilly Automotive, Inc. *	677,940
8,000	Tractor Supply Co.	719,520
		2,646,145
Software Publishers: 1.3%
6,000	Fortinet, Inc. *	247,980
Transportation & Warehousing: 1.9%
4,500	Kirby Corp. *	344,970
Transportation Equipment: 4.3%
800	AMERCO	261,528
20,000	Trinity Industries, Inc.	528,600
		790,128
TOTAL COMMON STOCKS
(Cost $16,105,647)		17,454,478
PARTNERSHIPS & TRUSTS: 2.0%
Land Ownership & Leasing: 2.0%
2,500	Texas Pacific Land Trust 1	376,225
TOTAL PARTNERSHIPS & TRUSTS
(Cost $279,632)		376,225
SHORT-TERM INVESTMENTS: 3.7%
Money Market Fund: 3.7%
674,527	Fidelity Money Market Portfolio - Select Class , 0.059% 2	674,527
TOTAL SHORT-TERM INVESTMENTS
(Cost $674,527)		674,527
TOTAL INVESTMENTS IN SECURITIES: 100.3%
(Cost $17,059,806)		18,505,230
Liabilities in Excess of Other Assets: (0.3)%		(49,309)
TOTAL NET ASSETS: 100.0%		$18,455,921

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.1

	Share Balance March 31, 2015	Purchases	Sales	Share Balance June 30, 2015	Realized Gain (Loss)	Dividend Income	Value June 30, 2015	Acquisition Cost
Texas Pacific Land Trust	2,500	-	-	2,500	$-	$-	$376,225	$279,632

2	A portion of this security is considered illiquid. As of June 30, 2015, the total market value of the investments considered illiquid was $45,768,671 or 14.5% of total net assets.
3	Seven-day yield as of June 30, 2015.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Cost of investments	$17,059,806
Gross unrealized appreciation	2,071,709
Gross unrealized depreciation	(626,285)
Net unrealized appreciation	$1,445,424

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Hodges Small-Mid Cap Fund
Summary of Fair Value Exposure at June 30, 2015 (Unaudited)

The Hodges Small-Mid Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2015. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$17,454,478	$-	$-	$17,454,478
Partnerships & Trusts	376,225	-	-	376,225
Short-Term Investments	674,527	-	-	674,527
Total Investments	$18,505,230	$-	$-	$18,505,230

HODGES PURE CONTRARIAN FUND

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 85.4%
Apparel Manufacturing: 3.7%
21,000	Crocs, Inc. *	$308,910
Basic Materials Manufacturing: 6.8%
30,000	Builders FirstSource, Inc. *	385,200
9,000	United States Steel Corp.	185,580
		570,780
Computer & Electronic Products: 9.7%
230,000	Intrusion, Inc. *,2	430,100
11,000	Stratasys Ltd. *	384,230
		814,330
Finance & Insurance: 3.3%
100,000	U.S. Global Investors, Inc. 2	278,000
Food & Beverage Manufacturing: 7.8%
8,240	Tootsie Roll Industries, Inc.	266,234
9,000	Tyson Foods, Inc.	383,670
		649,904
Food Services: 6.9%
115,000	Luby's, Inc. *,1	557,750
72,219	U-Swirl, Inc. *,2	23,110
		580,860
Internet Services: 7.4%
45,000	PFSweb, Inc. *	623,700
Manufacturing: 6.3%
50,000	The Dixie Group, Inc. *,1	525,000
Mining, Oil & Gas Extraction: 15.3%
85,000	Cliffs Natural Resources, Inc.	368,050
105,000	Comstock Resources, Inc. 1	349,650
6,000	Ensco PLC	133,620
270,000	Hercules Offshore, Inc. *	63,126
16,000	Southwestern Energy Co. *	363,680
		1,278,126
Publishing Industries: 7.4%
110,100	A.H. Belo Corp. - Class A 1	616,560
Retail Trade: 10.8%
70,000	J.C. Penney Co., Inc. *	592,900
30,000	Stein Mart, Inc.	314,100
		907,000
TOTAL COMMON STOCKS
(Cost $7,787,555)		7,153,170
PARTNERSHIPS & TRUSTS: 4.7%
Real Estate Investment Trusts: 4.7%
40,000	FelCor Lodging Trust, Inc.	395,200
TOTAL PARTNERSHIPS & TRUSTS
(Cost $239,912)		395,200

SHORT-TERM INVESTMENTS: 9.9%
Money Market Funds: 9.9%
238,569	Fidelity Money Market Portfolio - Select Class, 0.059% 3	238,569
586,766	Invesco Short-Term Portfolio - Institutional Class, 0.070% 3	586,766
		825,335
TOTAL SHORT-TERM INVESTMENTS
(Cost $825,335)		825,335
TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $8,852,802)		8,373,705
Other Assets in Excess of Liabilities: 0.0%		3,303
TOTAL NET ASSETS: 100.0%		$8,377,008

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance March 31, 2015	Purchases	Sales	Share Balance June 30, 2015	Realized Gain (Loss)	Dividend Income	Value June 30, 2015	Acquisition Cost
A.H. Belo Corp.- Class A	110,100	-	-	110,100	$-	$8,808	$616,560	$689,117
Comstock Resources, Inc.	-	117,000	12,000	105,000	$(10,628)	$-	$349,650	$466,237
The Dixie Group, Inc.	50,000	-	-	50,000	$-	$-	$525,000	$557,723
Luby's, Inc.	115,000	-	-	115,000	$-	$-	$557,750	$629,000

2	A portion of this security is considered illiquid. As of June 30, 2015, the total market value of the investments considered illiquid was $587,729 or 7.0% of total net assets.
3	Seven-day yield as of June 30, 2015.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Cost of investments	$8,923,040
Gross unrealized appreciation	915,274
Gross unrealized depreciation	(1,464,609)
Net unrealized depreciation	$(549,335)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Hodges Pure Contrarian Fund
Summary of Fair Value Exposure at June 30, 2015 (Unaudited)

The Hodges Pure Contrarian Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2015. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$7,153,170	$-	$-	$7,153,170
Partnerships & Trusts	395,200	-	-	395,200
Short-Term Investments	825,335	-	-	825,335
Total Investments	$8,373,705	$-	$-	$8,373,705

HODGES BLUE CHIP 25 FUND

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 91.9%
Aerospace & Defense: 8.3%
4,500	The Boeing Co.	$624,240
2,500	Lockheed Martin Corp.	464,750
		1,088,990
Air Transportation: 7.1%
10,000	American Airlines Group, Inc.	399,350
10,000	United Continental Holdings, Inc. *	530,100
		929,450
Apparel Manufacturing: 8.9%
5,000	NIKE, Inc.	540,100
7,500	Under Armour, Inc. *	625,800
		1,165,900
Computer & Electronic Products: 8.4%
5,000	Apple, Inc.	627,125
9,000	Texas Instruments, Inc.	463,590
		1,090,715
Conglomerates: 3.5%
17,000	General Electric Co.	451,690
Entertainment: 5.2%
6,000	The Walt Disney Co.	684,840
Food Services: 5.8%
14,000	Starbucks Corp.	750,610
Grocery Stores: 4.4%
8,000	The Kroger Co.	580,080
Internet Services: 5.3%
8,000	Facebook, Inc. *	686,120
Mining, Oil & Gas Extraction: 3.8%
7,000	Helmerich & Payne, Inc.	492,940
Motor Vehicle Manufacturing: 3.1%
3,000	Toyota Motor Corp. - ADR	401,250
Non-Depository Credit Intermediation: 4.1%
8,000	Visa, Inc.	537,200
Pharmaceuticals: 10.7%
7,000	AbbVie, Inc.	470,330
5,000	AmerisourceBergen Corp.	531,700
4,000	Johnson & Johnson	389,840
		1,391,870
Retail Trade: 9.3%
4,000	Costco Wholesale Corp.	540,240
6,000	The Home Depot, Inc.	666,780
		1,207,020
Transportation Equipment: 4.0%
20,000	Trinity Industries, Inc.	528,600
TOTAL COMMON STOCKS
(Cost $10,384,015)		11,987,275

PARTNERSHIPS & TRUSTS: 5.8%
Land Ownership & Leasing: 5.8%
5,000	Texas Pacific Land Trust 1	752,450
TOTAL PARTNERSHIPS & TRUSTS
(Cost $224,305)		752,450
SHORT-TERM INVESTMENTS: 0.4%
Money Market Fund: 0.4%
58,061	Fidelity Money Market Portfolio - Select Class, 0.059% 2	58,061
TOTAL SHORT-TERM INVESTMENTS
(Cost $58,061)		58,061
TOTAL INVESTMENTS IN SECURITIES: 98.1%
(Cost $10,666,381)		12,797,786
Other Assets in Excess of Liabilities: 1.9%		247,114
TOTAL NET ASSETS: 100.0%		$13,044,900

*	Non-income producing security.
ADR	American Depositary Receipt
1	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance March 31, 2015	Purchases	Sales	Share Balance June 30, 2015	Realized Gain (Loss)	Dividend Income	Value June 30, 2015	Acquisition Cost
Texas Pacific Land Trust	5,000	-	-	5,000	$-	$-	$752,450	$224,305

2	Seven-day yield as of June 30, 2015.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Cost of investments	$10,666,382
Gross unrealized appreciation	2,468,690
Gross unrealized depreciation	(337,286)
Net unrealized appreciation	$2,131,404

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Hodges Blue Chip 25 Fund
Summary of Fair Value Exposure at June 30, 2015 (Unaudited)

The Hodges Blue Chip 25 Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2015. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$11,987,275	$-	$-	$11,987,275
Partnerships & Trusts	752,450	-	-	752,450
Short-Term Investments	58,061	-	-	58,061
Total Investments	$12,797,786	$-	$-	$12,797,786

HODGES EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 87.3%
Aerospace & Defense: 12.9%
8,000	The Boeing Co.	$1,109,760
6,000	Lockheed Martin Corp.	1,115,400
		2,225,160
Computer & Electronic Products: 8.0%
5,000	Apple, Inc.	627,125
10,000	Intel Corp.	304,150
20,000	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	454,200
		1,385,475
Conglomerates: 3.1%
20,000	General Electric Co.	531,400
Consumer, Non-Durable: 2.7%
6,000	Procter & Gamble Co.	469,440
Depository Credit Intermediation: 2.7%
6,000	Cullen/Frost Bankers, Inc.	471,480
Food & Beverage Products: 2.7%
5,000	PepsiCo, Inc.	466,700
Food Services: 7.0%
6,000	Cracker Barrel Old Country Store, Inc.	894,960
6,000	Starbucks Corp.	321,690
		1,216,650
Household Goods: 2.5%
2,500	Whirlpool Corp.	432,625
Mining, Oil & Gas Extraction: 4.6%
5,000	ConocoPhillips	307,050
7,000	Helmerich & Payne, Inc.	492,940
		799,990
Motor Vehicle Manufacturing: 2.9%
15,000	General Motors Co.	499,950
Motor Vehicle Parts Manufacturing: 1.5%
2,500	Honeywell International, Inc.	254,925
Movie Production & Theaters: 4.0%
17,000	Cinemark Holdings, Inc.	682,890
Non-Depository Credit Intermediation: 2.2%
5,000	American Express Co.	388,600
Petroleum Products: 2.9%
6,000	Exxon Mobil Corp.	499,200
Pharmaceuticals: 8.9%
12,000	AbbVie, Inc.	806,280
7,500	Johnson & Johnson	730,950
		1,537,230
Rail Transportation: 2.5%
4,500	Union Pacific Corp.	429,165
Retail Trade: 5.8%
9,000	The Home Depot, Inc.	1,000,170
Software Publishers: 3.3%
13,000	Microsoft Corp.	573,950

Telecommunications: 7.1%
15,000	AT&T, Inc.	532,800
15,000	Verizon Communications, Inc.	699,150
		1,231,950
TOTAL COMMON STOCKS
(Cost $12,017,951)		15,096,950
PARTNERSHIPS & TRUSTS: 7.9%
Real Estate Investment Trusts: 7.9%
10,000	Corrections Corporation of America	330,800
3,000	Crown Castle International Corp.	240,900
17,005	The GEO Group, Inc.	580,891
4,000	Ryman Hospitality Properties, Inc.	212,440
		1,365,031
TOTAL PARTNERSHIPS & TRUSTS
(Cost $1,334,964)		1,365,031
SHORT-TERM INVESTMENTS: 4.9%
Money Market Funds: 4.9%
612,077	Fidelity Money Market Portfolio - Select Class , 0.059% 1	612,077
240,202	Invesco Short-Term Portfolio - Institutional Class, 0.070% 1	240,202
		852,279
TOTAL SHORT-TERM INVESTMENTS
(Cost $852,279)		852,279
TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $14,205,194)		17,314,260
Liabilities in Excess of Other Assets: (0.1)%		(9,811)
TOTAL NET ASSETS: 100.0%		$17,304,449

ADR	American Depositary Receipt
1	Seven-day yield as of June 30, 2015.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Cost of investments	$14,205,194
Gross unrealized appreciation	3,613,730
Gross unrealized depreciation	(504,664)
Net unrealized appreciation	$3,109,066

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Hodges Equity Income Fund
Summary of Fair Value Exposure at June 30, 2015 (Unaudited)

The Hodges Equity Income Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2015. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$15,096,950	$-	$-	$15,096,950
Partnerships & Trusts	1,365,031	-	-	1,365,031
Short-Term Investments	852,279	-	-	852,279
Total Investments	$17,314,260	$-	$-	$17,314,260

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)                  /s/ Elaine E. Richards
Elaine E. Richards, President

Date               August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Elaine E. Richards
Elaine E. Richards, President

Date               August 27, 2015

By (Signature and Title)*                /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date               August 27, 2015

* Print the name and title of each signing officer under his or her signature.